17. Cash and cash equivalents (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
SummaryOfCashAndCashEquivalentsLineItems [Line Items]
Cash and cash equivalents	$ 409,642	$ 42,453
Cash and banks
SummaryOfCashAndCashEquivalentsLineItems [Line Items]
Cash and cash equivalents	159,942	42,453
Money market funds
SummaryOfCashAndCashEquivalentsLineItems [Line Items]
Cash and cash equivalents	$ 249,700	$ 0